Eaton Vance

Tax-Managed Growth Fund 1.0

September 30, 2020 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2020, the value of the Fund’s investment in the Portfolio was $1,055,871,699 and the Fund owned 4.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)	879,728	$145,383,849
General Dynamics Corp.	141,621	19,604,595
Howmet Aerospace, Inc.	4	67
Huntington Ingalls Industries, Inc.	1,274	179,315
L3Harris Technologies, Inc.	5,671	963,163
Lockheed Martin Corp.	122,831	47,078,666
Northrop Grumman Corp.	50,885	16,053,709
Northrop Grumman Corp.(1)	2,913	918,563
Raytheon Technologies Corp.	1,011,421	58,197,164
Textron, Inc.	8,361	301,748
TransDigm Group, Inc.	2,016	957,842

		$289,638,681

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	997,642	$101,949,036
Expeditors International of Washington, Inc.	12,800	1,158,656
FedEx Corp.	345,062	86,789,994
United Parcel Service, Inc., Class B	1,308,694	218,067,681
XPO Logistics, Inc.(2)	42,458	3,594,495

		$411,559,862

Airlines — 0.0%(3)
American Airlines Group, Inc.	66,989	$823,295
Delta Air Lines, Inc.	60,367	1,846,023
Southwest Airlines Co.	27,758	1,040,925

		$3,710,243

Auto Components — 0.5%
Adient PLC(2)	15,055	$260,903
Aptiv PLC	1,015,200	93,073,536
BorgWarner, Inc.	800	30,992
Dorman Products, Inc.(2)	20,730	1,873,577
Garrett Motion, Inc.(2)	36,184	124,835
Gentex Corp.	1,443,192	37,162,194

		$132,526,037

Automobiles — 0.1%
Daimler AG	38,000	$2,039,080
Ford Motor Co.	1,212,584	8,075,809
General Motors Co.	79,498	2,352,346
Harley-Davidson, Inc.	20,162	494,776
Tesla, Inc.(2)	36,985	15,866,935
Toyota Motor Corp. ADR	5,000	662,200

		$29,491,146

Security	Shares	Value
Banks — 3.4%
Bank of America Corp.	3,535,182	$85,162,534
Bank of Montreal	4	234
CIT Group, Inc.	1,490	26,388
Citigroup, Inc.	860,867	37,111,976
Commerce Bancshares, Inc.	66,314	3,732,815
CVB Financial Corp.	608,432	10,118,224
Fifth Third Bancorp	1,720,769	36,686,795
First Republic Bank	1,652	180,167
HSBC Holdings PLC	220,592	861,833
HSBC Holdings PLC ADR	424	8,302
Huntington Bancshares, Inc.	144,510	1,325,157
ING Groep NV ADR	53,641	379,778
JPMorgan Chase & Co.	3,998,065	384,893,718
KeyCorp	111,480	1,329,956
M&T Bank Corp.	200,140	18,430,893
Pinnacle Financial Partners, Inc.	34,686	1,234,475
PNC Financial Services Group, Inc. (The)	107,388	11,803,015
Regions Financial Corp.	714,736	8,240,906
Signature Bank	3,359	278,763
Societe Generale S.A.(2)	405,793	5,386,461
Sterling Bancorp	103,627	1,090,156
SVB Financial Group(2)	29,245	7,036,932
Synovus Financial Corp.	1,565	33,131
Toronto-Dominion Bank (The)	569	26,311
Truist Financial Corp.	1,814,258	69,032,517
U.S. Bancorp	883,390	31,669,531
Wells Fargo & Co.	4,338,981	102,009,443
Western Alliance Bancorp	23,987	758,469

		$818,848,880

Beverages — 2.2%
Anheuser-Busch InBev SA/NV ADR	75,379	$4,061,421
Boston Beer Co., Inc. (The), Class A(2)	4,730	4,178,293
Brown-Forman Corp., Class A	17,399	1,194,963
Brown-Forman Corp., Class B	378,835	28,533,852
Coca-Cola Co. (The)	3,490,947	172,348,053
Constellation Brands, Inc., Class A	106,872	20,253,313
Diageo PLC ADR	8,721	1,200,533
Keurig Dr Pepper, Inc.	2,700	74,520
Molson Coors Beverage Co., Class B	186,000	6,242,160
Monster Beverage Corp.(2)	171,250	13,734,250
PepsiCo, Inc.	2,054,980	284,820,228

		$536,641,586

Biotechnology — 3.0%
AbbVie, Inc.	1,159,369	$101,549,131
Agios Pharmaceuticals, Inc.(2)	74,972	2,624,020
Alexion Pharmaceuticals, Inc.(2)	490,965	56,181,125
Alkermes PLC(2)	5,000	82,850
Alnylam Pharmaceuticals, Inc.(2)	181,953	26,492,357
Amgen, Inc.	731,638	185,953,114
argenx SE ADR(2)	308,910	81,095,053
Biogen, Inc.(2)	111,126	31,524,224
Bluebird Bio, Inc.(2)	500	26,975

Security	Shares	Value
Blueprint Medicines Corp.(2)	255,000	$23,638,500
Exact Sciences Corp.(2)	131,454	13,401,735
Gilead Sciences, Inc.	1,096,413	69,282,337
Incyte Corp.(2)	94,844	8,511,301
Neurocrine Biosciences, Inc.(2)	64,045	6,158,567
Regeneron Pharmaceuticals, Inc.(2)	24,695	13,823,767
Seattle Genetics, Inc.(2)	5,662	1,107,997
Vertex Pharmaceuticals, Inc.(2)	346,315	94,239,238

		$715,692,291

Building Products — 0.6%
A.O. Smith Corp.	28,185	$1,488,168
Carrier Global Corp.	834,739	25,492,929
Fortune Brands Home & Security, Inc.	2,923	252,898
Johnson Controls International PLC	348,401	14,232,181
Lennox International, Inc.	328,361	89,514,492
Masco Corp.	38,156	2,103,540
Resideo Technologies, Inc.(2)	60,308	663,388
Trane Technologies PLC	26,539	3,217,854

		$136,965,450

Capital Markets — 3.9%
Affiliated Managers Group, Inc.	58,716	$4,015,000
Ameriprise Financial, Inc.	214,951	33,126,099
Bank of New York Mellon Corp. (The)	677,013	23,248,626
BlackRock, Inc.	41,065	23,142,181
Brookfield Asset Management, Inc., Class A	192,123	6,351,586
Cboe Global Markets, Inc.	175,414	15,390,824
Charles Schwab Corp. (The)	3,911,424	141,710,891
CME Group, Inc.	225,113	37,663,656
E*TRADE Financial Corp.	4,593	229,880
FactSet Research Systems, Inc.	96,784	32,411,026
Federated Hermes, Inc., Class B	549	11,809
Franklin Resources, Inc.	211,191	4,297,737
Goldman Sachs Group, Inc. (The)	893,704	179,607,693
Intercontinental Exchange, Inc.	153,966	15,404,298
Invesco, Ltd.	1,367	15,597
LPL Financial Holdings, Inc.	209,488	16,061,445
Moody’s Corp.	253,360	73,436,396
Morgan Stanley	2,671,913	129,186,994
Nasdaq, Inc.	71,203	8,737,320
Northern Trust Corp.	2,500	194,925
Raymond James Financial, Inc.	39,363	2,864,052
S&P Global, Inc.	270,687	97,609,732
SEI Investments Co.	150,000	7,608,000
State Street Corp.	215,688	12,796,769
Stifel Financial Corp.	112,796	5,702,966
T. Rowe Price Group, Inc.	548,180	70,287,640
UBS Group AG(2)	9	100
Waddell & Reed Financial, Inc., Class A	9,248	137,333

		$941,250,575

Security	Shares	Value
Chemicals — 1.1%
AdvanSix, Inc.(2)	1,768	$22,772
Air Products and Chemicals, Inc.	12,046	3,588,021
Albemarle Corp.	90,157	8,049,217
Balchem Corp.	17,292	1,688,218
Celanese Corp.	16,713	1,795,812
Chemours Co. (The)	151	3,157
Corteva, Inc.	429,410	12,371,302
Dow, Inc.	84,252	3,964,057
DuPont de Nemours, Inc.	493,756	27,393,583
Eastman Chemical Co.	650	50,778
Ecolab, Inc.	582,345	116,375,825
FMC Corp.	817	86,528
International Flavors & Fragrances, Inc.	5,000	612,250
Linde PLC	6,469	1,540,463
Linde PLC(1)	12,068	2,871,023
LyondellBasell Industries NV, Class A	4,274	301,274
NewMarket Corp.	12,318	4,216,698
PPG Industries, Inc.	410,020	50,055,241
RPM International, Inc.	165	13,669
Sherwin-Williams Co. (The)	52,855	36,826,193
Westlake Chemical Corp.	1,000	63,220

		$271,889,301

Commercial Services & Supplies — 0.2%
Cintas Corp.	395	$131,468
Copart, Inc.(2)	4,771	501,718
Pitney Bowes, Inc.	14,270	75,774
Republic Services, Inc.	1,750	163,362
Rollins, Inc.	29,293	1,587,388
Stericycle, Inc.(2)	8,000	504,480
Waste Connections, Inc.	115,655	12,004,989
Waste Management, Inc.	206,927	23,417,929

		$38,387,108

Communications Equipment — 1.3%
Arista Networks, Inc.(2)	802,596	$166,081,190
Arista Networks, Inc.(1)(2)	88,600	18,328,956
Cisco Systems, Inc.	2,722,662	107,245,656
Juniper Networks, Inc.	285,300	6,133,950
Motorola Solutions, Inc.	38,973	6,111,356
Nokia Oyj ADR	192	751

		$303,901,859

Construction & Engineering — 0.0%(3)
Fluor Corp.	3,250	$28,632
Jacobs Engineering Group, Inc.	85,615	7,942,504
Quanta Services, Inc.	2,000	105,720

		$8,076,856

Construction Materials — 0.0%(3)
Vulcan Materials Co.	50,296	$6,817,120

		$6,817,120

Security	Shares	Value
Consumer Finance — 0.9%
American Express Co.	1,059,094	$106,174,174
Capital One Financial Corp.	133,434	9,588,567
Discover Financial Services	1,256,757	72,615,419
LendingClub Corp.(2)	15,938	75,068
Navient Corp.	10,200	86,190
SLM Corp.	10,200	82,518
Synchrony Financial	1,605,517	42,016,380

		$230,638,316

Containers & Packaging — 0.1%
Amcor PLC	827,229	$9,140,880
AptarGroup, Inc.	65,000	7,358,000
Avery Dennison Corp.	2,503	319,984
Ball Corp.	53,090	4,412,841
Crown Holdings, Inc.(2)	13,787	1,059,669
International Paper Co.	2,504	101,512
Packaging Corp. of America	8,860	966,183
Sealed Air Corp.	27,104	1,051,906
Sonoco Products Co.	774	39,528
WestRock Co.	39,303	1,365,386

		$25,815,889

Distributors — 0.1%
Genuine Parts Co.	182,486	$17,367,193
LKQ Corp.(2)	49,518	1,373,134

		$18,740,327

Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	25,610	$417,187
Service Corp. International	15,900	670,662

		$1,087,849

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class A(2)	522	$167,040,522
Berkshire Hathaway, Inc., Class B(2)	1,855,953	395,206,632

		$562,247,154

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	558,646	$15,926,997
CenturyLink, Inc.	4,871	49,148
Frontier Communications Corp.(2)	894	143
Liberty Global PLC, Class A(2)	8,854	186,023
Liberty Global PLC, Class C(2)	27,614	567,054
Liberty Latin America Ltd., Class A(2)	1,546	12,755
Liberty Latin America Ltd., Class C(2)	4,825	39,276
Verizon Communications, Inc.	1,067,033	63,477,793

		$80,259,189

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,789,640
Edison International	1,134	57,652
Entergy Corp.	2,340	230,560

Security	Shares	Value
Exelon Corp.	28,310	$1,012,366
NextEra Energy, Inc.	135,816	37,697,089
NRG Energy, Inc.	461	14,171
Southern Co. (The)	103,526	5,613,180

		$47,414,658

Electrical Equipment — 0.8%
Acuity Brands, Inc.	9,321	$954,005
AMETEK, Inc.	68,343	6,793,294
Eaton Corp. PLC	86,839	8,860,183
Emerson Electric Co.	2,197,089	144,063,126
Hubbell, Inc.	2,267	310,216
nVent Electric PLC	4	71
Rockwell Automation, Inc.	112,165	24,752,572

		$185,733,467

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	15,644	$1,693,776
CDW Corp.	142,695	17,056,333
Corning, Inc.	1,555,623	50,417,741
FLIR Systems, Inc.	2,030	72,776
Keysight Technologies, Inc.(2)	15,146	1,496,122
Knowles Corp.(2)	8,001	119,215
Littelfuse, Inc.(1)	52,675	9,341,385
TE Connectivity, Ltd.	57,005	5,571,669
Trimble, Inc.(2)	3,200	155,840
Zebra Technologies Corp., Class A(2)	50,277	12,692,931

		$98,617,788

Energy Equipment & Services — 0.1%
ChampionX Corp.	18,853	$150,635
Core Laboratories NV	16,652	254,110
Frank’s International NV(2)	1,500,000	2,310,000
Halliburton Co.	507,274	6,112,652
National Oilwell Varco, Inc.	10,391	94,142
Schlumberger, Ltd.	868,574	13,515,011
Transocean, Ltd.(2)	3,626	2,926

		$22,439,476

Entertainment — 2.2%
Activision Blizzard, Inc.	241,143	$19,520,526
Electronic Arts, Inc.(2)	140,557	18,330,038
Liberty Braves Group, Series A(2)	1,236	25,808
Liberty Braves Group, Series C(2)	2,473	51,958
Liberty Formula One Group, Series A(2)	3,091	103,579
Liberty Formula One Group, Series C(2)	6,183	224,257
Live Nation Entertainment, Inc.(2)	20,744	1,117,687
Netflix, Inc.(2)	199,550	99,780,986
Spotify Technology S.A.(2)	79,019	19,167,639
Walt Disney Co. (The)	2,994,234	371,524,555

		$529,847,033

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	56,291	$13,607,224
AvalonBay Communities, Inc.	7,000	1,045,380
Host Hotels & Resorts, Inc.	222,765	2,403,634
Host Hotels & Resorts, Inc.(1)	306,221	3,304,125
ProLogis, Inc.	28,120	2,829,434
Public Storage	1,949	434,081
Simon Property Group, Inc.	25,563	1,653,415

		$25,277,293

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	938,604	$333,204,420
Kroger Co. (The)	155,213	5,263,273
Sprouts Farmers Market, Inc.(2)	750,036	15,698,253
Sysco Corp.	636,274	39,588,968
Walgreens Boots Alliance, Inc.	450,494	16,181,745
Walmart, Inc.	15,881	2,221,911

		$412,158,570

Food Products — 1.6%
Archer-Daniels-Midland Co.	211,512	$9,833,193
Campbell Soup Co.	749,720	36,263,956
Conagra Brands, Inc.	634,375	22,653,531
Flowers Foods, Inc.	586,273	14,264,022
General Mills, Inc.	111,265	6,862,825
Hain Celestial Group, Inc. (The)(2)	17,240	591,332
Hershey Co. (The)	443,690	63,598,525
Hormel Foods Corp.	310,408	15,175,847
JM Smucker Co. (The)	20,034	2,314,328
Kellogg Co.	67,139	4,336,508
Kraft Heinz Co. (The)	106,315	3,184,134
Lamb Weston Holdings, Inc.	115,333	7,643,118
McCormick & Co., Inc.	78,494	15,235,685
Mondelez International, Inc., Class A	875,444	50,294,258
Nestle S.A.	1,118,348	133,096,798
Tyson Foods, Inc., Class A	27,528	1,637,365

		$386,985,425

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,992,147	$216,805,358
ABIOMED, Inc.(2)	88,029	24,389,315
Alcon, Inc.(2)	22,924	1,305,522
Align Technology, Inc.(2)	18,700	6,121,632
Avanos Medical, Inc.(2)	542	18,005
Baxter International, Inc.	34,695	2,790,172
Becton, Dickinson and Co.	83,076	19,330,124
Boston Scientific Corp.(2)	1,214,159	46,393,015
Danaher Corp.	146,922	31,636,714
DexCom, Inc.(2)	95,402	39,327,566
DexCom, Inc.(1)(2)	30,000	12,357,625
Edwards LifeSciences Corp.(2)	31,284	2,497,089
Haemonetics Corp.(2)	206,500	18,017,125
Hill-Rom Holdings, Inc.	34,356	2,869,070

Security	Shares	Value
IDEXX Laboratories, Inc.(2)	8,000	$3,144,880
Insulet Corp.(2)	9,898	2,341,768
Integra LifeSciences Holdings Corp.(2)	520,140	24,561,011
Integra LifeSciences Holdings Corp.(1)(2)	200,000	9,439,278
Integra LifeSciences Holdings Corp.(1)(2)	491,205	23,194,700
Integra LifeSciences Holdings Corp.(1)(2)	600,000	28,322,792
Intuitive Surgical, Inc.(2)	171,644	121,788,284
Medtronic PLC	542,027	56,327,446
Penumbra, Inc.(2)	91,462	17,778,384
ResMed, Inc.	21,305	3,652,316
Smith & Nephew PLC ADR	5,500	215,050
Stryker Corp.	305,404	63,637,031
Teleflex, Inc.	14,325	4,876,516
Varian Medical Systems, Inc.(2)	45,609	7,844,748
West Pharmaceutical Services, Inc.	5,623	1,545,763
Zimmer Biomet Holdings, Inc.	152,758	20,796,474

		$813,324,773

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(2)	32,000	$943,360
Anthem, Inc.	178,551	47,957,013
Cardinal Health, Inc.	29,103	1,366,386
Centene Corp.(2)	163,239	9,521,731
Cigna Corp.	36,256	6,142,129
Covetrus, Inc.(2)	10,538	257,127
CVS Health Corp.	1,187,973	69,377,623
DaVita, Inc.(2)	157,055	13,451,761
Guardant Health, Inc.(2)	82,055	9,172,108
HCA Healthcare, Inc.	188,518	23,504,424
Henry Schein, Inc.(2)	26,346	1,548,618
Humana, Inc.	1,323	547,577
Laboratory Corp. of America Holdings(2)	745	140,261
McKesson Corp.	152,093	22,651,211
Molina Healthcare, Inc.(2)	18,585	3,401,798
UnitedHealth Group, Inc.	613,485	191,266,218

		$401,249,345

Health Care Technology — 0.0%(3)
Cerner Corp.	18,346	$1,326,232

		$1,326,232

Hotels, Restaurants & Leisure — 3.4%
Aramark	137,669	$3,641,345
Carnival Corp.	22,069	335,007
Chipotle Mexican Grill, Inc.(2)	121,117	150,634,424
Choice Hotels International, Inc.	49,631	4,266,281
Darden Restaurants, Inc.	66,089	6,657,806
Domino’s Pizza, Inc.	2,815	1,197,163
Dunkin’ Brands Group, Inc.	6,300	516,033
Hilton Worldwide Holdings, Inc.	106,201	9,061,069
Hyatt Hotels Corp., Class A	653,442	34,874,200
Hyatt Hotels Corp., Class A(1)	700,000	37,359,000
Marriott International, Inc., Class A	1,575,495	145,859,327
McDonald’s Corp.	100,811	22,127,006

Security	Shares	Value
MGM Resorts International	892,202	$19,405,394
Penn National Gaming, Inc.(2)	30,956	2,250,501
Royal Caribbean Cruises, Ltd.	1,900	122,987
Starbucks Corp.	3,614,246	310,536,016
Texas Roadhouse, Inc.	416,807	25,337,698
Yum China Holdings, Inc.	367,698	19,469,609
Yum! Brands, Inc.	207,422	18,937,629

		$812,588,495

Household Durables — 0.2%
D.R. Horton, Inc.	19,682	$1,488,550
Leggett & Platt, Inc.	92,079	3,790,892
Lennar Corp., Class A	8,589	701,549
Lennar Corp., Class B	21	1,379
Mohawk Industries, Inc.(2)	4,820	470,384
Newell Brands, Inc.	479,252	8,223,964
NVR, Inc.(2)	1,822	7,439,445
PulteGroup, Inc.	221,275	10,242,820
Tempur Sealy International, Inc.(2)	135,025	12,042,880
Toll Brothers, Inc.	4,378	213,033
Whirlpool Corp.	1,391	255,791

		$44,870,687

Household Products — 2.2%
Church & Dwight Co., Inc.	157,789	$14,786,407
Clorox Co. (The)	16,257	3,416,734
Colgate-Palmolive Co.	2,417,681	186,524,089
Energizer Holdings, Inc.	10,496	410,814
Kimberly-Clark Corp.	83,089	12,268,922
Procter & Gamble Co. (The)	2,263,066	314,543,543

		$531,950,509

Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	1,730	$31,330

		$31,330

Industrial Conglomerates — 1.0%
3M Co.	744,064	$119,184,172
Carlisle Cos., Inc.	71,809	8,787,267
General Electric Co.	5,414,575	33,732,802
Honeywell International, Inc.	391,662	64,471,482
Roper Technologies, Inc.	20,247	7,999,792

		$234,175,515

Insurance — 1.4%
Aegon NV ADR	5	$13
Aflac, Inc.	736,138	26,758,616
Alleghany Corp.	3,985	2,073,993
Allstate Corp. (The)	22,096	2,080,117
American International Group, Inc.	160,299	4,413,031
Aon PLC, Class A	154,208	31,813,110
Arch Capital Group, Ltd.(2)	241,964	7,077,447

Security	Shares	Value
Arthur J. Gallagher & Co.	508,782	$53,717,204
Assurant, Inc.	13,599	1,649,695
Brighthouse Financial, Inc.(2)	936	25,188
Chubb, Ltd.	37,043	4,301,433
Cincinnati Financial Corp.	35,947	2,802,788
Fidelity National Financial, Inc.	57,521	1,800,982
First American Financial Corp.	1,227	62,467
Globe Life, Inc.	360,843	28,831,356
Hartford Financial Services Group, Inc.	83,487	3,077,331
Lincoln National Corp.	5,477	171,594
Markel Corp.(2)	18,905	18,407,798
Marsh & McLennan Cos., Inc.	226,682	26,000,425
MetLife, Inc.	18,211	676,903
Progressive Corp. (The)	1,164,325	110,226,648
Prudential Financial, Inc.	20,261	1,286,979
Reinsurance Group of America, Inc.	6,425	611,596
Travelers Cos., Inc. (The)	146,715	15,873,096
Trisura Group, Ltd.(2)	124	7,872
W.R. Berkley Corp.	2,250	137,587
Willis Towers Watson PLC	101	21,091

		$343,906,360

Interactive Media & Services — 8.6%
Alphabet, Inc., Class A(2)	311,451	$456,462,586
Alphabet, Inc., Class C(2)	396,097	582,104,151
Baidu, Inc. ADR(2)	72,500	9,177,775
CarGurus, Inc.(2)	37,803	817,679
Cars.com, Inc.(2)	400	3,232
Facebook, Inc., Class A(2)	3,396,499	889,543,088
IAC/InterActiveCorp.(2)	6,680	800,130
Match Group, Inc.(2)	115,667	12,798,554
Pinterest, Inc., Class A(2)	2,310,665	95,915,704
Twitter, Inc.(2)	550,134	24,480,963
Yelp, Inc.(2)	149,508	3,003,616

		$2,075,107,478

Internet & Direct Marketing Retail — 6.0%
Alibaba Group Holding, Ltd. ADR(2)	261,897	$76,992,480
Altaba, Inc.(4)	114,070	2,583,686
Amazon.com, Inc.(2)	402,035	1,265,899,666
Booking Holdings, Inc.(2)	52,136	89,188,012
eBay, Inc.	84,299	4,391,977
eBay, Inc.(1)	171,429	8,931,451
Expedia Group, Inc.	2,670	244,812
Qurate Retail, Inc., Series A	99,802	716,578
Trip.com Group, Ltd. ADR(2)	5,200	161,928
Wayfair, Inc., Class A(2)	51,793	15,072,281

		$1,464,182,871

IT Services — 4.7%
Accenture PLC, Class A	901,627	$203,758,686
Akamai Technologies, Inc.(2)	227,681	25,167,858
Alliance Data Systems Corp.	686	28,798
Automatic Data Processing, Inc.	265,643	37,054,542

Security	Shares	Value
Booz Allen Hamilton Holding Corp., Class A	43,691	$3,625,479
Broadridge Financial Solutions, Inc.	90,255	11,913,660
CACI International, Inc., Class A(2)	13,584	2,895,565
Cognizant Technology Solutions Corp., Class A	11,990	832,346
Fidelity National Information Services, Inc.	18,757	2,761,218
Fiserv, Inc.(2)	614,599	63,334,427
Global Payments, Inc.	26,245	4,660,587
International Business Machines Corp.	631,134	76,790,074
Jack Henry & Associates, Inc.	813	132,186
Mastercard, Inc., Class A	105,307	35,611,668
Okta, Inc.(2)	319,829	68,395,432
Paychex, Inc.	14,638	1,167,673
PayPal Holdings, Inc.(2)	966,331	190,396,197
Sabre Corp.	157,290	1,023,958
Shopify, Inc., Class A(2)	12,524	12,811,676
Square, Inc., Class A(2)	344,895	56,062,682
Twilio, Inc., Class A(2)	517,013	127,748,742
VeriSign, Inc.(2)	4,612	944,768
Visa, Inc., Class A	1,056,504	211,269,105
Western Union Co. (The)	28,606	613,027

		$1,139,000,354

Leisure Products — 0.0%(3)
Hasbro, Inc.	1,383	$114,402
Mattel, Inc.(2)	3,941	46,110
Polaris, Inc.	52,104	4,915,491

		$5,076,003

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(2)	141,657	$17,661,795
Agilent Technologies, Inc.	665,215	67,146,802
Avantor, Inc.(2)	100,000	2,249,000
Illumina, Inc.(2)	115,595	35,728,103
IQVIA Holdings, Inc.(2)	37,124	5,851,856
PerkinElmer, Inc.	1,200	150,612
Thermo Fisher Scientific, Inc.	54,834	24,210,308
Waters Corp.(2)	730	142,846

		$153,141,322

Machinery — 1.7%
Caterpillar, Inc.	319,043	$47,585,263
Cummins, Inc.	1,178	248,747
Deere & Co.	190,788	42,284,344
Donaldson Co., Inc.	142,204	6,601,110
Dover Corp.	365,788	39,629,472
Fortive Corp.	30,511	2,325,243
Illinois Tool Works, Inc.	1,060,125	204,826,751
Ingersoll Rand, Inc.(2)	23,418	833,681
Lincoln Electric Holdings, Inc.	53,660	4,938,866
Manitowoc Co., Inc. (The)(2)	11,435	96,168
Middleby Corp.(2)	2,000	179,420
Otis Worldwide Corp.	421,380	26,302,540
PACCAR, Inc.	186,094	15,870,096
Parker-Hannifin Corp.	19,172	3,879,263

Security	Shares	Value
Pentair PLC	4	$183
Snap-on, Inc.	29,674	4,365,936
Stanley Black & Decker, Inc.	288	46,714
Trinity Industries, Inc.	11,100	216,450
Welbilt, Inc.(2)	45,741	281,765
Westinghouse Air Brake Technologies Corp.	14,082	871,394
Xylem, Inc.	101,293	8,520,767

		$409,904,173

Media — 0.3%
Comcast Corp., Class A	1,203,800	$55,687,788
Discovery, Inc., Class A(2)	19,462	423,688
Discovery, Inc., Class C(2)	207	4,057
Fox Corp., Class A	5,412	150,616
Interpublic Group of Cos., Inc. (The)	726	12,102
Liberty Broadband Corp., Series A(2)	3,091	438,335
Liberty Broadband Corp., Series C(2)	6,183	883,365
Liberty SiriusXM Group, Series A(2)	12,367	410,213
Liberty SiriusXM Group, Series C(2)	24,734	818,201
News Corp., Class A	24	337
Omnicom Group, Inc.	31,882	1,578,159
Sirius XM Holdings, Inc.	53,280	285,581
TEGNA, Inc.	1,201	14,112
ViacomCBS, Inc., Class B	621,320	17,403,173

		$78,109,727

Metals & Mining — 0.1%
Alcoa Corp.(2)	5,862	$68,175
Arconic Corp.(2)	1	19
Cleveland-Cliffs, Inc.	527,743	3,388,110
Freeport-McMoRan, Inc.	85,564	1,338,221
Glencore PLC	598,405	1,240,597
Nucor Corp.	236,089	10,590,953
Southern Copper Corp.	12,126	548,944
Steel Dynamics, Inc.	232,124	6,645,710

		$23,820,729

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	52,343	$4,072,286
Dominion Energy, Inc.	13,510	1,066,344
DTE Energy Co.	77,124	8,872,345
NiSource, Inc.	828	18,216
Sempra Energy	66,344	7,852,476
WEC Energy Group, Inc.	12,078	1,170,358

		$23,052,025

Multiline Retail — 0.1%
Dollar General Corp.	329	$68,965
Dollar Tree, Inc.(2)	142,190	12,987,634
Nordstrom, Inc.	7,429	88,554
Target Corp.	36,405	5,730,875

		$18,876,028

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.2%
Antero Resources Corp.(2)	1,341,986	$3,690,462
California Resources Corp.(2)	275	24
Cheniere Energy, Inc.(2)	723,539	33,478,150
Chesapeake Energy Corp.(2)	1	4
Chevron Corp.	974,107	70,135,704
Concho Resources, Inc.	40,000	1,764,800
ConocoPhillips	289,175	9,496,507
Devon Energy Corp.	160,900	1,522,114
EOG Resources, Inc.	488,114	17,542,817
EQT Corp.	180,474	2,333,529
Equitrans Midstream Corp.	144,379	1,221,446
Exxon Mobil Corp.	3,105,604	106,615,385
Hess Corp.	164,574	6,736,014
HollyFrontier Corp.	8,000	157,680
Kinder Morgan, Inc.	112,401	1,385,904
Marathon Oil Corp.	123,481	505,037
Marathon Petroleum Corp.	192,770	5,655,872
Murphy Oil Corp.	145,312	1,296,183
Occidental Petroleum Corp.	22,827	228,498
Phillips 66	179,225	9,291,024
Pioneer Natural Resources Co.	22,520	1,936,495
Range Resources Corp.	664,831	4,401,181
Southwestern Energy Co.(2)	720	1,692
Valero Energy Corp.	12,551	543,709
Williams Cos., Inc. (The)	20,025	393,491
WPX Energy, Inc.(2)	666	3,264

		$280,336,986

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	45,624	$9,957,438
Unilever NV ADR	46,529	2,810,352
Unilever PLC ADR	20,868	1,287,138

		$14,054,928

Pharmaceuticals — 5.1%
AstraZeneca PLC ADR	217,956	$11,943,989
Bristol-Myers Squibb Co.	2,347,782	141,547,777
Catalent, Inc.(2)	45,943	3,935,477
Eli Lilly & Co.	2,245,328	332,353,451
GlaxoSmithKline PLC ADR	1,468	55,256
Johnson & Johnson	2,539,105	378,021,952
Mallinckrodt PLC(2)	6	6
Merck & Co., Inc.	2,324,057	192,780,528
Novartis AG ADR	126,232	10,977,135
Novo Nordisk A/S ADR	950,284	65,978,218
Pfizer, Inc.	2,318,091	85,073,940
Reata Pharmaceuticals, Inc., Class A(2)	4,694	457,289
Roche Holding AG ADR	35,808	1,532,940
Sanofi ADR	5,100	255,867
Takeda Pharmaceutical Co., Ltd. ADR	31,905	569,185
Teva Pharmaceutical Industries, Ltd. ADR(2)	26,004	234,296
Zoetis, Inc.	1,198	198,113

		$1,225,915,419

Security	Shares	Value
Professional Services — 0.2%
ASGN, Inc.(2)	228,139	$14,500,515
ASGN, Inc.(1)(2)	17,000	1,080,196
Equifax, Inc.	8,854	1,389,192
Nielsen Holdings PLC	65,134	923,600
Thomson Reuters Corp.	121,293	9,675,543
Verisk Analytics, Inc.	108,191	20,048,874

		$47,617,920

Road & Rail — 1.7%
Canadian National Railway Co.	526,084	$56,006,903
Canadian Pacific Railway, Ltd.	942	286,773
CSX Corp.	689,262	53,534,979
J.B. Hunt Transport Services, Inc.	10,000	1,263,800
Kansas City Southern	7,899	1,428,376
Lyft, Inc., Class A(2)	79,899	2,201,217
Norfolk Southern Corp.	260,527	55,750,173
Uber Technologies, Inc.(2)	3,699,519	134,958,453
Union Pacific Corp.	562,049	110,650,587

		$416,081,261

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	640,155	$74,731,695
Applied Materials, Inc.	200,009	11,890,535
ASML Holding NV - NY Shares	12,459	4,600,735
Broadcom, Inc.	100,713	36,691,760
Intel Corp.	7,328,437	379,466,468
Lam Research Corp.	56,304	18,678,852
Lam Research Corp.(1)	21,452	7,116,701
Marvell Technology Group, Ltd.	95,391	3,787,023
Microchip Technology, Inc.	578,554	59,452,209
Micron Technology, Inc.(2)	231,291	10,861,425
NVIDIA Corp.	558,324	302,176,115
NXP Semiconductors NV	13,187	1,645,869
Qorvo, Inc.(2)	13,586	1,752,730
QUALCOMM, Inc.	4,087,109	480,970,987
Teradyne, Inc.	1,200	95,352
Texas Instruments, Inc.	1,042,649	148,879,851
Xilinx, Inc.	105,444	10,991,483

		$1,553,789,790

Software — 10.0%
Adobe, Inc.(2)	403,740	$198,006,208
ANSYS, Inc.(2)	4,596	1,503,949
Autodesk, Inc.(2)	28,574	6,600,880
Box, Inc., Class A(2)	176,143	3,057,842
Cadence Design Systems, Inc.(2)	698,571	74,488,626
CDK Global, Inc.	3	131
Check Point Software Technologies, Ltd.(2)	151,951	18,285,783
Citrix Systems, Inc.	11,798	1,624,703

Security	Shares	Value
Coupa Software, Inc.(2)	54,504	$14,947,177
Crowdstrike Holdings, Inc., Class A(2)	400,567	55,005,860
DocuSign, Inc.(2)	1,563,429	336,512,458
Dropbox, Inc., Class A(2)	2,287,688	44,060,871
Envestnet, Inc.(2)	41,786	3,224,208
FireEye, Inc.(2)	91,308	1,127,197
Fortinet, Inc.(2)	22,529	2,654,142
Guidewire Software, Inc.(2)	67,562	7,044,690
Intuit, Inc.	96,358	31,432,943
Manhattan Associates, Inc.(2)	63,065	6,022,077
Microsoft Corp.	4,115,831	865,682,734
NortonLifeLock, Inc.	121,379	2,529,538
Nutanix, Inc., Class A(2)	18,402	408,156
Oracle Corp.	380,081	22,690,836
Palo Alto Networks, Inc.(2)	296,806	72,643,269
Paycom Software, Inc.(2)	550,825	171,471,823
Proofpoint, Inc.(2)	60,744	6,411,529
RingCentral, Inc., Class A(2)	9,657	2,651,909
RingCentral, Inc., Class A(1)(2)	9,178	2,519,614
salesforce.com, Inc.(2)	271,691	68,281,382
SAP SE ADR	1,146	178,558
ServiceNow, Inc.(2)	218,664	106,052,040
Slack Technologies, Inc., Class A(2)	2,282,341	61,303,679
Smartsheet, Inc., Class A(2)	227,811	11,258,420
Splunk, Inc.(2)	412,415	77,587,634
Synopsys, Inc.(2)	18,742	4,010,413
Teradata Corp.(2)	318	7,219
Tyler Technologies, Inc.(2)	232,333	80,981,991
Workday, Inc., Class A(2)	193,980	41,730,917
Workday, Inc., Class A(1)(2)	23,896	5,140,746
Zscaler, Inc.(2)	35,000	4,924,150

		$2,414,066,302

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	47,864	$7,347,124
AutoNation, Inc.(2)	13,540	716,672
AutoZone, Inc.(2)	2,475	2,914,659
Bed Bath & Beyond, Inc.	22,000	329,560
Best Buy Co., Inc.	311,979	34,720,143
Burlington Stores, Inc.(2)	20,079	4,138,081
CarMax, Inc.(2)	12,276	1,128,287
Dick’s Sporting Goods, Inc.	35,000	2,025,800
Gap, Inc. (The)	75,000	1,277,250
GNC Holdings, Inc., Class A(2)	900	105
Home Depot, Inc. (The)	60,155	16,705,645
L Brands, Inc.	265,335	8,440,307
Lowe’s Cos., Inc.	1,024,356	169,899,686
O’Reilly Automotive, Inc.(2)	158,453	73,059,509
Ross Stores, Inc.	556,660	51,947,511
Signet Jewelers, Ltd.	65,986	1,233,938
Tiffany & Co.	13,285	1,539,067
TJX Cos., Inc. (The)	1,685,879	93,819,167
Tractor Supply Co.	247,452	35,469,770
Ulta Beauty, Inc.(2)	96,955	21,715,981

		$528,428,262

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	9,816,425	$1,136,840,179
Dell Technologies, Inc., Class C(2)	2,415	163,471
Hewlett Packard Enterprise Co.	387,152	3,627,614
NCR Corp.(2)	118	2,613
NetApp, Inc.	78,200	3,428,288
Pure Storage, Inc., Class A(2)	1,300,000	20,007,000

		$1,164,069,165

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc.	221,909	$3,495,067
Kontoor Brands, Inc.(2)	37,542	908,516
Levi Strauss & Co., Class A	168,000	2,251,200
Lululemon Athletica, Inc.(2)	1,567	516,123
NIKE, Inc., Class B	2,820,092	354,034,350
Skechers USA, Inc., Class A(2)	100,000	3,022,000
Under Armour, Inc., Class A(2)	2,400	26,952
VF Corp.	300,248	21,092,422

		$385,346,630

Thrifts & Mortgage Finance — 0.0%(3)
Essent Group, Ltd.	96,312	$3,564,507

		$3,564,507

Tobacco — 0.5%
Altria Group, Inc.	877,813	$33,918,694
British American Tobacco PLC ADR	3,399	122,874
Philip Morris International, Inc.	1,076,278	80,710,087

		$114,751,655

Trading Companies & Distributors — 0.3%
Fastenal Co.	1,640,678	$73,978,171
NOW, Inc.(2)	944	4,286
United Rentals, Inc.(2)	6,000	1,047,000
W.W. Grainger, Inc.	8,210	2,929,081

		$77,958,538

Water Utilities — 0.0%(3)
American Water Works Co., Inc.	1,900	$275,272

		$275,272

Wireless Telecommunication Services — 0.0%(3)
America Movil SAB de CV, Series L ADR	224,780	$2,807,502
Rogers Communications, Inc., Class B	750	29,738
Vodafone Group PLC ADR	5	67

		$2,837,307

Total Common Stocks (identified cost $12,541,406,922)		$24,075,447,327

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Internet & Direct Marketing Retail — 0.0%(3)
Qurate Retail, Inc., Series A, 8.00%	2,994	$294,909

Total Preferred Stocks (identified cost $168,592)		$294,909

Rights — 0.0%(3)

Security	Shares	Value
Pharmaceuticals — 0.0%(3)
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(2)	237,107	$533,491

Total Rights (identified cost $505,038)		$533,491

Warrants — 0.0%(3)

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(3)
Occidental Petroleum Corp., Exp. 8/3/27(2)	2,853	$8,559

Total Warrants (identified cost $14,122)		$8,559

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(5)	85,613,212	$85,613,212

Total Short-Term Investments (identified cost $85,612,063)		$85,613,212

Total Investments — 99.9% (identified cost $12,627,706,737)		$24,161,897,498

Other Assets, Less Liabilities — 0.1%		$14,605,299

Net Assets — 100.0%		$24,176,502,797

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Restricted security.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Abbreviations:

ADR	-	American Depositary Receipt

CVR	-	Contingent Value Rights

At September 30, 2020, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Arista Networks, Inc.	6/18/20	6/18/21	88,600	$20,060,404	$18,328,956
ASGN, Inc.	6/18/20	6/18/21	17,000	1,085,308	1,080,196
DexCom, Inc.	9/17/20	9/17/21	30,000	11,808,737	12,357,625
eBay, Inc.	12/19/19	12/19/20	171,429	6,105,513	8,931,451
Host Hotels & Resorts, Inc.	12/19/19	12/19/20	306,221	5,665,033	3,304,125
Hyatt Hotels Corp., Class A	12/19/19	12/19/20	700,000	59,987,991	37,359,000
Integra Lifesciences Holdings Corp.	12/19/19	12/19/20	491,205	29,169,890	23,194,700
Integra Lifesciences Holdings Corp.	6/18/20	6/18/21	600,000	29,144,044	28,322,792
Integra Lifesciences Holdings Corp.	9/17/20	9/17/21	200,000	9,395,300	9,439,278
Lam Research Corp.	12/19/19	12/19/20	21,452	6,173,971	7,116,701
Linde PLC	9/17/20	9/17/21	12,068	3,000,148	2,871,023
Littelfuse, Inc.	12/19/19	12/19/20	52,675	10,000,112	9,341,385
Northrop Grumman Corp.	9/17/20	9/17/21	2,913	1,000,028	918,563
RingCentral, Inc., Class A	6/18/20	6/18/21	9,178	2,500,146	2,519,614
Workday, Inc., Class A	12/19/19	12/19/20	23,896	3,856,797	5,140,746

Total Restricted Securities				$198,953,422	$170,226,155

At September 30, 2020, the value of the Portfolio’s investment in affiliated funds was $85,613,212, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$346,625,190	$264,197,985	$(525,241,426)	$40,859	$(9,396)	$85,613,212	$1,204,263	85,613,212

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$2,766,160,734	$—		$—	$2,766,160,734
Consumer Discretionary	3,438,630,649	—		2,583,686	3,441,214,335
Consumer Staples	1,863,445,875	133,096,798		—	1,996,542,673
Energy	302,776,462	—		—	302,776,462
Financials	2,894,207,498	6,248,294		—	2,900,455,792
Health Care	3,260,529,687	50,119,695		—	3,310,649,382
Industrials	2,257,810,315	1,998,759		—	2,259,809,074
Information Technology	6,652,596,688	20,848,570		—	6,673,445,258
Materials	324,231,419	4,111,620		—	328,343,039
Real Estate	25,277,293	—		—	25,277,293
Utilities	70,773,285	—		—	70,773,285
Total Common Stocks	$23,856,439,905	$216,423,736	**	$2,583,686	$24,075,447,327
Preferred Stocks	$294,909	$—		$—	$294,909
Rights	533,491	—		—	533,491
Warrants	8,559	—		—	8,559
Short-Term Investments	—	85,613,212		—	85,613,212
Total Investments	$23,857,276,864	$302,036,948		$2,583,686	$24,161,897,498

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.